REVENUES	12 Months Ended
Dec. 31, 2022
REVENUES
REVENUES

NOTE  23 – REVENUES

	Years ended December 31,
	2022	2021	2020
Mobile Services	293,112	313,872	333,270
Internet Services	161,740	176,810	188,860
Cable Television Services	130,904	160,802	175,185
Fixed and Data Services	89,023	114,792	134,066
Other services revenues	5,782	4,514	3,629
Subtotal Services revenues	680,561	770,790	835,010
Equipment revenues	48,621	58,041	51,755
Total Revenues	729,182	828,831	886,765